Related Party Transactions (Details) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Dec. 03, 2021 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)	Mar. 01, 2022 USD ($)
Related Party Transactions [Line Items]
Per Share | ¥ / shares	¥ 4
Transfer value | ¥	¥ 282
Purchase agreement amount | $			$ 1
Interest rate		1.00%
Debt repaid | $		$ 10,000
Shengda Group [Member]
Related Party Transactions [Line Items]
Interest percentage	55.09%
Transfer value | ¥	¥ 282